FAIR VALUE (Details) - USD ($) $ in Thousands	Feb. 28, 2026	Feb. 28, 2025
Short-term investments
Variable-rate financial instruments	$ 1,428,305	$ 1,401,764
Long-term investments
Equity securities with readily determinable fair values	272,012
Fair Value, Measurements, Recurring
Short-term investments
Variable-rate financial instruments	1,428,305	1,401,764
Long-term investments
Equity securities with readily determinable fair values	272,012
Fair value option investments	71,914	11,397
Available-for-sale investments	82,386	139,002
Total	1,854,617	1,552,163
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Short-term investments
Variable-rate financial instruments	565,535
Long-term investments
Equity securities with readily determinable fair values	272,012
Total	837,547
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Short-term investments
Variable-rate financial instruments	862,770	1,401,764
Long-term investments
Fair value option investments	60,232
Total	923,002	1,401,764
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Long-term investments
Fair value option investments	11,682	11,397
Available-for-sale investments	82,386	139,002
Total	$ 94,068	$ 150,399